Quarterly Report
September 30, 2019
MFS®  Global Real Estate Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Business Services – 2.2%
Equinix, Inc., REIT	6,801	$3,922,817
Construction – 9.2%
American Homes 4 Rent, “A”, REIT	165,093	$4,274,258
AvalonBay Communities, Inc., REIT	26,164	5,633,894
Mid-America Apartment Communities, Inc., REIT	43,432	5,646,594
Toll Brothers, Inc.	12,256	503,109
		$16,057,855
Real Estate – 86.3%
Advance Residence Investment Corp., REIT	1,181	$3,881,008
Alexandria Real Estate Equities, Inc., REIT	34,395	5,298,206
Ascendas India Trust, REIT	2,826,500	3,190,204
Atrium European Real Estate Ltd.	199,520	795,929
Big Yellow Group PLC, REIT	183,786	2,347,870
Boardwalk REIT	136,695	4,582,122
Boston Properties, Inc., REIT	29,865	3,872,296
Brixmor Property Group, Inc., REIT	181,933	3,691,421
Central Pattana PLC, “A”	538,700	1,197,698
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	763,839	1,173,202
Daito Trust Construction Co. Ltd.	23,100	2,961,626
Daiwa House Industry Co. Ltd.	100,400	3,271,296
Derwent London PLC, REIT	38,722	1,604,478
Deutsche Wohnen SE	47,661	1,739,743
Embassy Office Parks, REIT	158,400	897,488
Entra ASA	158,952	2,491,474
Equity Lifestyle Properties, Inc., REIT	31,990	4,273,864
Extra Space Storage, Inc., REIT	7,867	919,023
Farmland Partners, Inc., REIT	69,940	467,199
Fortune REIT	1,950,000	2,231,713
Goodman Group, REIT	475,432	4,550,261
Grainger PLC	493,730	1,493,381
Hang Lung Properties Ltd.	1,430,944	3,249,780
Industrial Logistics Properties Trust, REIT	78,001	1,657,521
Japan Logistics Fund, Inc., REIT	1,340	3,313,905
Kenedix Office Investment Corp., REIT	495	3,909,642
LEG Immobilien AG	21,834	2,498,787
Link REIT	520,264	5,711,690
LondonMetric Property PLC, REIT	692,589	1,851,318
Mapletree Logistics Trust, REIT	2,698,523	3,165,760
Medical Properties Trust, Inc., REIT	98,059	1,918,034
Mirvac Group, REIT	760,054	1,569,775
National Storage, REIT	2,745,525	3,326,301
Prologis, Inc., REIT	83,121	7,083,572
Public Storage, Inc., REIT	31,380	7,696,573
Rexford Industrial Realty, Inc., REIT	48,578	2,138,403
Shaftesbury PLC, REIT	261,498	2,921,052
Shurgard Self Storage S.A.	77,382	2,467,019
Simon Property Group, Inc., REIT	28,001	4,358,356
STAG Industrial, Inc., REIT	98,170	2,894,052
STORE Capital Corp., REIT	130,714	4,890,011
Sun Communities, Inc., REIT	31,125	4,620,506
Unibail-Rodamco-Westfield, REIT	22,625	3,298,292
Unite Group PLC, REIT	73,931	992,648
Urban Edge Properties, REIT	183,754	3,636,492
VICI Properties, Inc., REIT	148,195	3,356,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	35,412	$3,169,374
Warehouses De Pauw S.C.A.	15,691	2,880,046
Welltower, Inc., REIT	61,139	5,542,250
		$151,049,278
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	10,916	$2,413,855
Total Common Stocks		$173,443,805
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,686,280	$1,686,280

Other Assets, Less Liabilities – (0.0)%		(80,512)
Net Assets – 100.0%		$175,049,573
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,686,280 and $173,443,805, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$93,878,296	$—	$—	$93,878,296
Japan	7,223,547	10,113,930	—	17,337,477
United Kingdom	11,210,747	—	—	11,210,747
Hong Kong	5,481,494	5,711,690	—	11,193,184
Australia	9,446,337	—	—	9,446,337
Singapore	3,190,204	3,165,760	—	6,355,964
Belgium	5,347,065	—	—	5,347,065
Canada	4,582,122	—	—	4,582,122
Germany	4,238,530	—	—	4,238,530
Other Countries	8,656,385	1,197,698	—	9,854,083
Mutual Funds	1,686,280	—	—	1,686,280
Total	$154,941,007	$20,189,078	$—	$175,130,085
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,741,034	$31,806,246	$34,861,285	$285	$—	$1,686,280
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,935	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	54.7%
Japan	9.9%
United Kingdom	6.4%
Hong Kong	6.4%
Australia	5.4%
Singapore	3.6%
Belgium	3.0%
Canada	2.6%
Germany	2.4%
Other Countries	5.6%
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